Other Payables (Details) - Schedule of Other Payables € in Thousands, $ in Thousands	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Schedule of Other Payables [Abstract]
Employees and payroll accruals	€ 497		€ 358
Government authorities	1,602		1,426
Deferred revenues	1,058		1,794
Accrued expenses connected to Manara PSP	5,976		6,392
Other accrued expenses	1,587		853
Taxes on income	139		384
Total	€ 10,859	$ 12,010	€ 11,207